Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of financial assets at amortized cost

	Carrying value		Fair value
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
	£ 000	£ 000	£ 000	£ 000
Cash and cash equivalents	839	1,029	839	1,029
Trade and other receivables	2,799	1,316	2,799	1,316
	3,638	2,165	3,638	2,165

Schedule of financial liabilities at amortized cost

	Carrying Value		Fair Value
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	2,128	1,895	2,128	1,895
Borrowings	6,309	—	6,309	—
Lease liabilities	1,021	1,166	1,021	1,166
	9,458	3,061	9,458	3,061